ELLENOFF GROSSMAN & SCHOLE LLP
                              370 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (212) 370-1300
                            (212) 370-7889 FACSIMILE

June 17, 2005

VIA EDGAR AND OVERNIGHT MAIL

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Barabara Jacobs, Assistant Director

      RE:   SYSCAN IMAGING, INC.
            REGISTRATION STATEMENT ON FORM SB-2
            FILED APRIL 25, 2005
            FILE NO. 333-124313

            FORM 10-KSB FOR THE YEAR ENDED DECEMBER 31, 2004
            FILE NO. 0-27773

Dear Ms. Jacobs:

      Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, is a conformed copy of Amendment No. 1 to the above-captioned Registration Statement on Form SB-2 (the "Registration Statement") of Syscan Imaging, Inc. (the "Company"). Amendment No. 1 is being filed in response to the Staff's letter of comment dated May 16, 2005 (the "Comment Letter"). Please note that we have simultaneously transmitted for filing via the EDGAR System Form 10-KSB/A for the year ended December 31, 2004 and Form 10-QSB/A for the first quarter ended March 31, 2005 to reflect comments 7-9. We have also delivered by overnight courier courtesy marked copies of this amendment No. 1 to the Registration Statement for your convenience.

      A memorandum in response to such comment letter also accompanies this letter. Manually executed signature pages and consents have been executed prior to the time of this electronic filing of Amendment No. 1 to the Registration Statement.

Very truly yours,


/s/ Jody R. Samuels
Jody R. Samuels

Enclosures

cc: Mr. Daniel Lee

                              Syscan Imaging, Inc.
                       Registration Statement on Form SB-2
                          Annual Report on Form 10-KSB

       Memorandum in Response to SEC Letter of Comment dated May 16, 2005

      The following are responses to the Staff's letter of comment dated May 16, 2005 (the "Comment Letter") which have been authorized by Syscan Imaging, Inc. (the "Company"). To assist the Staff's review, the responses are numbered to correspond to the numbered paragraphs in the Staff's letter.

GENERAL

SELLING STOCKHOLDERS

      1. Please disclose the natural persons who exercise the voting and/or dispositive powers with respect to the securities to be offered for resale by your selling securityholders that are non-reporting entities. We note that certain selling securityholders, such as Iron Horse Capital LLC, do not have such required disclosure. Please see Interpretation 1.60 of our July 1997 Manual of Publicly Available Telephone Interpretations and Interpretation 4S of the Regulation S-K portion of the March 1999 Supplement to our July 1997 Manual of Publicly Available Telephone Interpretations.

RESPONSE: Please see the Selling Stockholder section of the prospectus which discloses the natural persons who exercise voting and/or dispositive powers with respect to the securities offered for resale by the selling securityholders.

      2. Please disclose whether any selling securityholder other than Starboard Capital Markets, LLC is a registered broker-dealer. If a selling securityholder is a registered broker-dealer, please identify such registered broker-dealer as an underwriter in your disclosure, unless the shares were acquired as transaction-based compensation for investment-banking services. Provide a description of the investment-banking services and the manner in which the compensation for the services was computed, as applicable.

RESPONSE: We have made the requested disclosure, please see the section of the prospectus entitled "Selling Stockholders."

      3. Please disclose whether any selling securityholder is an affiliate of a registered broker-dealer. If a selling securityholder is an affiliate of a registered broker-dealer, please expand the prospectus disclosure to indicate whether such selling securityholder acquired the securities to be resold in the ordinary course of business. Also indicate whether at the time of the acquisition such selling securityholder had any agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities.

RESPONSE: We have made the requested disclosure, please see the section of the prospectus entitled "Selling Stockholders."

PLAN OF DISTRIBUTION

      4. We note your disclosure stating that "[t]he selling stockholders may also sell shares of [y]our common stock short and redeliver the securities to close out their short positions." Please confirm that your selling secutityholders are aware of Interpretation A.65 or our July 1997 Manual of Publicly Available Telephone Interpretations.

RESPONSE: Each of the selling securityholders have represented to the Company that they are aware of Interpretation A.65 or our July 1997 Manual of Publicly Available Telephone Interpretations

ITEM 16. EXHIBITS

      5.    Please file your legality opinion as soon as possible.

RESPONSE: Please see Exhibit 5.1 to the registration statement for a copy of our executed legality opinion.

SIGNATURES

      6. Please identify the person signing in the capacity of the controller (or principal accounting officer) signing the registration statement. Please see the Instructions to Signatures on Form SB-2 for additional guidance.

RESPONSE: Please see the signature page to the registration statement, William Hawkins, the Company's Chief Operating Officer and Acting Chief Financial Officer has signed the registration statement in the capacity of principal accounting officer.

ITEM 8A. CONTROLS AND PROCEDURES

      7. Your disclosure suggests that your disclosure controls and procedures are effective, but only to the extent that information required to be disclosed is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms. This text does not address the effectiveness of your disclosure controls and procedures with respect to whether information required to be disclosed by you in the reports that you file or submit under the Exchange Act is accumulated and communicated to your management, including your principal executive and principal financial officers, to allow timely decisions regarding required disclosure. Please confirm whether your disclosure controls and procedures are effective with respect to the foregoing requirement. Please see Rule 13a-15(e) of the Exchange Act for additional guidance.

RESPONSE: The Company has filed an amendment to its Form 10-KSB for the year ended December 31, 2004 amending Item 8A. Controls and Procedures to reflect your comments. The Company has also filed an amendment to its Form 10-QSB for the first quarter ended March 31, 2005 amending Item 3. Controls and Procedures to reflect your comments.


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

      8. We note your qualifying statement under "Limitations on the Effectiveness of Controls." Please confirm whether your disclosure controls and procedures are designed to provide reasonable assurance of achieving their objectives and that your chief executive officer and chief financial officer concluded that your disclosure controls and procedures are effective at that reasonable assurance level. In the alternative, remove the qualification of your disclosure controls and procedures. Please refer to Section II.F.4. of Release No. 33-8238 for additional guidance.

RESPONSE: The Company has filed an amendment to its Form 10-KSB for the year ended December 31, 2004 amending Item 8A. Controls and Procedures to reflect your comments. The Company has also filed an amendment to its Form 10-QSB for the first quarter ended March 31, 2005 amending Item 3. Controls and Procedures to reflect your comments.

      9. We note your disclosure that "there were no significant changes in [y]our internal controls over financial reporting that occurred during the quarter ended December 31, 2004." Please note that Item 308 of Regulation S-B requires the disclosure of "any" change in your internal controls that occurred during your last fiscal quarter that has "materially affected, or is reasonably likely to materially affect," your internal controls. In light of the foregoing, please advise us with respect to changes in your internal controls for the quarter ended December 31, 2004.

RESPONSE: The Company has filed an amendment to its Form 10-KSB for the year ended December 31, 2004 amending Item 8A. Controls and Procedures to reflect your comments. The Company has also filed an amendment to its Form 10-QSB for the first quarter ended March 31, 2005 amending Item 3. Controls and Procedures to reflect your comments.


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